TERM LOAN	6 Months Ended
Jun. 30, 2023
Term Loan
TERM LOAN

9. TERM LOAN

On June 28, 2023, the Company closed a financing with Cymbria Corporation (“Cymbria”), EdgePoint Investment Group Inc. and certain other entities managed by it (“EdgePoint”) for aggregate gross proceeds to PNRL of $33,999,200. The financing included three concurrent and inter-conditional transactions (collectively the “Financing Transactions”) comprised of an equity offering of units for $16,249,200 (the “Equity Financing”), a three year term loan of $15,000,000 (the “Term Loan”) and option payments of $2,750,000 (the “Option Payment”) to acquire a 0.5% net smelter returns royalty on the Company’s Selebi Mines and and Selkirk Mine in certain circumstances upon payment of further consideration (Note 11).

The Term Loan has a principal amount of $15,000,000 and bears interest at a rate of 10% per annum payable quarterly in arrears. The principal amount of the Term Loan will mature and be payable on the third anniversary of the date of issue. The obligations of the Company pursuant to the Term Loan are fully and unconditionally guaranteed by each of the Company’s existing and future subsidiaries. The Term Loan is secured by a pledge of all the shares of the Company’s subsidiaries and is subject to certain covenants and provisions on events of default, repayments and mandatory prepayments including:

●	increase in the interest rate payable on the Term Loan to 15% per annum upon the occurrence of an event of default;
●	the Company may prepay all or any portion of the principal amount outstanding with a minimum repayment amount of $500,000 and in an integral multiple of $100,000, together with all accrued and unpaid interest on the principal amount being repaid;
●	if prepayment occurs within one year of the closing date, a prepayment fee in an amount equal to 10% of the principal amount of the Term Loan being prepaid less interest paid or payable on or prior to the date of prepayment attributable to the portion of the Term Loan (“Prepayment Fee”);
●	Mandatory prepayment shall be made when the Company has non-ordinary course asset sales or other dispositions of property; or the Company receives cash from the issuance of indebtedness for borrowed money. All of the net cash proceeds from assets sales or new loans shall be applied to repay the principal amount of the Term Loan together with all accrued and unpaid interest on the principal amount being repaid as well as the Prepayment Fee if such mandatory prepayment occurs within one year of the closing date;
●	In the event of change of control, the Company shall repay the Term Loan in full plus a fee equal to 10% of the then-outstanding principal amount of the Term Loan.

In connection with the Term Loan, the Company issued an aggregate of 2,000,000 non-transferable common share purchase warrants (the “Non-Transferable Warrants”) to Cymbria (the “Lender”). Each Non-Transferable Warrant is excisable by the Lender to purchase one common share upon payment of the cash purchase price of $1.4375 per common share for a period of three years from the issuance thereof.

The Company used $7,637,329 of the proceeds from the Term Loan to prepay all principal, interest and fees owing by the Company pursuant to the A&R Promissory Note dated March 17, 2023 in favour of Pinnacle Island LP (Note 8).

As at June 30, 2023, The Company accrued $12,329 of interest due to the Lender. The fair value of the Non-transferable Warrants was estimated at $1,587,232 using the Black-Scholes Option Pricing Model and recorded in reserves.

The fair value of the Non-Transferable Warrants was calculated using the following assumptions:

June 28, 2023
Expected dividend yield	0%
Stock price	$1.35
Expected share price volatility	92.06%
Risk free interest rate	4.13%
Expected life of warrant	3 years

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)

The following is a continuity of the Term Loan

$
Principal amount of the Term Loan	15,000,000
Fair value of the attached warrants	(1,587,232)
Term Loan at fair value on issuance, Jun 28, 2023	13,412,768
Transaction costs	(695,798)
Accrued interest	12,329
Amortization of warrant FV and transaction costs	6,652
12,735,951